Subsequent Events (Details) (USD $)	3 Months Ended	0 Months Ended	1 Months Ended
	Sep. 30, 2014	Jul. 18, 2014 Subsequent Event [Member]	Oct. 31, 2014 Subsequent Event [Member]
Subsequent Event [Line Items]
Upfront cash fee received by the consultant		$ 250,000
Shares issued to the consultant for investor communication and public relations		250,000
Description of the company's agreement with a consultant		The consultant shall receive an upfront cash fee of $250,000 and $250,000 quarterly cash installments commencing in September 2014. In addition, the Company shall issue 250,000 shares of the Company's within fifteen (15) days of the agreement and the remaining 250,000 shares shall be issued in six monthly installments commencing in September 2014.
Warrants to purchase common stock	3,256,421		6,913,153
Net proceeds from warrant exercises	$ 4,298,500		$ 9,125,400